Subsequent Events (Details Narrative) - Globallink Investment Inc [Member] - USD ($)														3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 03, 2024	May 04, 2024	Apr. 09, 2024	Apr. 04, 2024	Mar. 06, 2024	Feb. 06, 2024	Jan. 25, 2024	Jan. 05, 2024	Dec. 09, 2023	Mar. 23, 2023	Mar. 23, 2023	Mar. 03, 2023	Mar. 03, 2023	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 07, 2024	Feb. 22, 2024	Nov. 28, 2023	Oct. 31, 2023	Oct. 04, 2023	Sep. 09, 2023
Subsequent Event [Line Items]
Trust account deposit																						$ 27,730,000	$ 130,000	$ 130,000	$ 130,000
Cash deposited to trust account for extension									$ 1,170,000					$ 180,000	$ 390,000	$ 540,000	$ (539,788)	$ 1,230,000
Working capital														4,710,000		5,800,000		3,970,000
Public Gold Marketing [Member]
Subsequent Event [Line Items]
Trust account deposit																									$ 3,736,066
Promissory Note 2 [Member]
Subsequent Event [Line Items]
Extension fees payment										$ 250,000	$ 250,000
Promissory note bears interest percentage										6.00%	6.00%
Borrowings available for withdrawal														250,000		250,000		250,000
Promissory Note 1 [Member]
Subsequent Event [Line Items]
Extension fees payment												$ 390,000	$ 390,000
Promissory note bears interest percentage												6.00%	6.00%
Borrowings available for withdrawal														$ 390,000		$ 390,000		$ 390,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Trust account deposit	$ 60,000																			$ 60,000
Cash deposited to trust account for extension		$ 60,000	$ 60,000		$ 60,000	$ 60,000	$ 300,000	$ 60,000
Sponsor fees								$ 250,000
Subsequent Event [Member] | Public Gold Marketing [Member]
Subsequent Event [Line Items]
Working capital																					$ 300,000
Subsequent Event [Member] | Promissory Note 2 [Member]
Subsequent Event [Line Items]
Extension fees payment	$ 300,000
Promissory note bears interest percentage	6.00%
Borrowings available for withdrawal	$ 300,000
Subsequent Event [Member] | Promissory Note 1 [Member]
Subsequent Event [Line Items]
Extension fees payment				$ 300,000
Promissory note bears interest percentage				6.00%